Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 8,283,373	$ 1,157,122	¥ 24,739,480
Cost of revenues		18,991,737	2,652,996	24,709,417
Gross profit (loss)		(10,708,364)	(1,495,874)	30,063
Operating expenses:
Selling and marketing expenses		2,617,584	365,656	4,334,564
General and administrative expenses		21,544,148	3,009,548	25,453,212
Research and development expenses		3,163,558	441,924	28,934,228
Total operating expenses		27,325,290	3,817,128	58,722,004
Loss from operations		(38,033,654)	(5,313,002)	(58,691,941)
Other expenses (income):
Finance expenses (income)		274,189	38,302	(607,804)
Interest expenses		5,287,620	738,639	2,009,586
Interest income		(12,322)	(1,721)	(96,679)
Change in fair value of cryptocurrencies		(48,610,295)	(6,790,475)
Change in fair value of convertible notes		18,529,435	2,588,416
Other income		(1,724,344)	(240,877)	(851,374)
Total other expenses (income)		(26,255,717)	(3,667,716)	(453,729)
Loss before income tax provision		(11,777,937)	(1,645,286)	(59,145,670)
Income tax provision
Net loss		(11,777,937)	(1,645,286)	(59,145,670)
Less: net loss attributable to noncontrolling interests		(4,723,396)	(659,821)	(1,911,930)
Net loss attributable to Nano Labs Ltd		(7,054,541)	(985,465)	(57,233,740)
Comprehensive income (loss):
Net loss		(11,777,937)	(1,645,286)	(59,145,670)
Other comprehensive income:
Foreign currency translation adjustment		(1,840,888)	(257,158)	4,800,723
Total comprehensive loss		(13,618,825)	(1,902,444)	(54,344,947)
Comprehensive loss attributable to noncontrolling interests		(4,722,335)	(659,673)	(1,912,013)
Comprehensive loss attributable to Nano Labs Ltd		¥ (8,896,490)	$ (1,242,771)	¥ (52,432,934)
Net loss per ordinary share attributable to Nano Labs Ltd
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.43)	$ (0.06)	¥ (8.46)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.43)	$ (0.06)	¥ (8.46)
Weighted average number of shares used in per share calculation:
Basic (in Shares)	[1]	16,548,783	16,548,783	6,766,671
Diluted (in Shares)	[1]	16,548,783	16,548,783	6,766,671

[1]	After giving effect of the 10-for-1 reverse stock split effective on November 3, 2024, see Note 12.